Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Registrant Name	dei_EntityRegistrantName	PIMCO Equity Series VIT
CIK	dei_EntityCentralIndexKey	0001479359
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2023
Effective Date	dei_DocumentEffectiveDate	Apr. 27, 2023
Prospectus Date	rr_ProspectusDate	Apr. 28, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PIMCO StocksPLUS Global Portfolio | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMVIEQS
PIMCO StocksPLUS Global Portfolio | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMVIEAD